Significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Lease term	1 year
Tax rate	34.00%	34.00%	34.00%
Program of social integration ("pis") [member] | Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate	0.65%
Program of social integration ("pis") [member] | Non-teaching activities [member]
IfrsStatementLineItems [Line Items]
Tax rate	1.65%
Contribution for the financing of social security ("COFINS") [member] | Teaching Activities [Member]
IfrsStatementLineItems [Line Items]
Tax rate	3.00%
Contribution for the financing of social security ("COFINS") [member] | Non-teaching activities [member]
IfrsStatementLineItems [Line Items]
Tax rate	7.60%